Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock-Based Compensation Plans
Number of Units Outstanding, CRSU (in shares),Beginning	11,370	14,583
Weighted-Average Remaining Contractual Life, CRSU (years)	1 year 8 months 12 days	1 year 9 months 18 days	1 year 4 months 24 days
Number of Units Granted, CRSU (in shares)	8,579	7,879
Number of Units Vested and settled in cash, CRSU (in shares)	(7,333)	(11,092)
Number of Units Forfeited, CRSU (in shares)	(599)
Number of Units Outstanding, CRSU (in shares), Ending	12,017	11,370	14,583
Non-vested, CRSU (in shares)	12,017
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (years)	1 year 8 months 12 days